Document and Entity Information	12 Months Ended
Feb. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2011
Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	0000826644
Amendment Flag	false
Document Creation Date	Jul. 20, 2012
Document Effective Date	Jul. 20, 2012
Prospectus Date	Feb. 28, 2012